Valuation results and net trading income	6 Months Ended
Jun. 30, 2025
Valuation Results and Net Trading Income [Abstract]
Valuation results and net trading income
14 Valuation results and net trading income

Valuation results and net trading income
in EUR million	30 June 2025	30 June 2024
Securities trading results	2,194	492
Derivatives trading results	-1,169	292
Other trading results	165	173
Change in fair value of derivatives relating to
– fair value hedges	671	22
– cash flow hedges (ineffective portion)	4	12
– other non-trading derivatives	-1,669	3,574
Change in fair value of assets and liabilities (hedged items)	-667	-12
Valuation results on assets and liabilities designated at FVPL (excluding trading)	55	93
Foreign exchange transactions results	3,190	-1,630
	2,773	3,016
In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. In 2025, valuation results and net trading income was affected by reversing the hedge accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact of EUR 933 million (30 June 2024: EUR 1,405 million).
Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments.
Securities trading results include the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments. The majority of the risks involved in security and currency trading are economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results. Derivatives trading results include the results of derivatives such as interest rate swaps, total return swaps, options, futures, and forward contracts.
Foreign exchange transactions results include gains and losses from spot contracts, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results. ‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items.